PROMISSORY NOTES (Detail) - Schedule of Payments To Repay Principal Balance - Promissory Notes [Member] - USD ($)	Jan. 31, 2017	Apr. 30, 2016
2017		$ 5,787,280
2018	14,063,657
2019
2020
2021
Total	$ 14,063,657	$ 5,787,280